SIGNIFICANT ACCOUNTING POLICIES (Property and equipment) (Details) - Mer Telemanagement Solutions Ltd [Member]	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	3300.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	700.00%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	300.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates in %	2000.00%